RELATED PARTY DEBT AGREEMENTS	12 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
RELATED PARTY DEBT AGREEMENTS

NOTE 8 – RELATED PARTY DEBT AGREEMENTS

Subordinated Line of Credit Facilities

Cleveland Capital, L.P. Credit Facility

On November 2, 2023, the Company entered into a Credit Facility Agreement (the “Credit Facility”) with Cleveland Capital, L.P., (“Cleveland”), a related party due to equity ownership. The Credit Facility provides the Company with a line of credit of up to $2,000,000 for working capital purposes (“2023 Subordinated LOC”). In connection with the LOC, the Company issued a subordinated unsecured promissory note for $2,000,000 (the “Commitment Amount”) in favor of Cleveland (the “Note”).

Pursuant to the terms of the Credit Facility, Cleveland agreed to make loans (each such loan, an “Advance”) up to such Lender’s Commitment Amount to the Company from time to time, until July 31, 2027  (the “Due Date”). The Note accrues interest at Secured Overnight Financing Rate plus nine percent (9%) per annum on each Advance from and after the date of disbursement of such Advance. All indebtedness, obligations and liabilities of the Company to Cleveland are subject to the rights of Gibraltar Business Capital, LLC (together with its successors and assigns, “GBC”), pursuant to a Subordination Agreement dated on or about November 2, 2023, by and between Cleveland and GBC (the “Subordination Agreement”). Subject to the Subordination Agreement, the Company may, from time to time, prior to the Due Date, draw down, repay, and re-borrow on the Note, by giving notice to Cleveland of the amount to be requested to be drawn down. Subject to the Subordination Agreement, the Note is payable upon the earlier of (i) the Due Date or (ii) on occurrence of an event of Default (as defined in the Note).

As consideration of Cleveland’s commitment to provide the Advances to the Company, the Company issued Cleveland warrants to purchase 41,196 shares of common stock (the “Warrants”) which rights are represented by a warrant certificate (“Warrant Certificate”). Subject to certain ownership limitations, the Warrants are exercisable immediately from the date of issuance, expire on the five (5) year anniversary of the date of issuance and have an exercise price of $3.24 per share. The exercise price of the Warrants is subject to certain adjustments, including stock dividends, stock splits, combinations and reclassifications of the common stock. In the event of a Triggering Event (as defined in the Warrant Certificate), the holder of the Warrants will be entitled to exercise the Warrants and receive the same amount and kind of securities, cash or property as such holder would have been entitled to receive upon the occurrence of such Triggering Event if such holder had exercised the rights represented by the Warrant Certificate immediately prior to the Triggering Event. Additionally, upon the holder’s request, the continuing or surviving corporation as a result of such Triggering Event will issue to such holder a new warrant of like tenor evidencing the right to purchase the adjusted amount of securities, cash or property and the adjusted warrant price. See Note 9 – Stockholders’ Equity (Deficit).

On July 16, 2025, the Company and Cleveland entered into the First Amendment to the Note (“First Amendment”). The First Amendment amended the due date set forth in the Note dated November 2, 2023 (“Original Note”) and as amended by the First Amendment, the Note issued by the Registrant to Cleveland in connection with the Credit Facility Agreement dated November 2, 2023, by and between Cleveland and the Registrant. Pursuant to the First Amendment, the due date under the Original Note was changed from August 15, 2025 to September 30, 2025.

As of June 30, 2025 and 2024, the outstanding balance under the Cleveland Credit Facility was $1,000,000 and zero, respectively.

2022 Subordinated LOC

On May 11, 2022, the Company entered into a Credit Facility Agreement (the “Subordinated LOC”) with Cleveland, Herndon Plant Oakley, Ltd., (“HPO”), and other lenders (together with Cleveland and HPO, the “Lenders”). The Subordinated LOC provides the Company with a short-term line of credit not less than $3,000,000 and not more than $5,000,000, the proceeds of which shall be used by the Company for working capital purposes. In connection with the Subordinated LOC, the Company issued a separate subordinated unsecured promissory note in favor of each respective Lender (each promissory note, a “Note”) for each Lender’s commitment amount (each such commitment amount, a “Commitment Amount”).

Pursuant to the terms of the Subordinated LOC, each Lender severally agrees to make loans (each such loan, an “Advance”) up to such Lender’s Commitment Amount to the Company from time to time, until December 31, 2022 (the “Due Date”). On December 15, 2022, the Board of Directors of the Company elected to extend the Due Date to December 31, 2023. The Company may, from time to time, prior to the Due Date, draw down, repay, and re-borrow on the Note, by giving notice to the Lenders of the amount to be requested to be drawn down.

Each Note bears an interest rate of 15.0% per annum on each Advance from and after the date of disbursement of such Advance and is payable on (i) the Due Date in cash or shares of common stock of the Company at the sole election of the Company, unless such Due Date is extended pursuant to the Note, or (ii) on occurrence of an event of Default (as defined in the Note). The Due Date may be extended (i) at the sole election of the Company for one (1) additional year period from the Due Date upon the payment of a commitment fee equal to two percent (2%) of the Commitment Amount to the Lender within thirty (30) days prior to the original Due Date, or (ii) by the Lenders in writing. In addition, each Lender signed a Subordination Agreement by and between the Lenders and SVB dated as of May 11, 2022 (the “Subordination Agreement”) for the purposes of subordinating the right to payment under the Note to SVB’s indebtedness by the Company now outstanding or hereinafter incurred. On December 15, 2022, the Board of Directors of the Company elected to extend the Due Date to December 31, 2023 and the Company paid the Lenders an extension fee in the aggregate amount of $80,000. On July 28, 2023, in conjunction with the concurrent termination of the SVB Revolving LOC and the entry into a new credit facility with Gibraltar Business Capital (“GBC”), each Lender signed a Subordination Agreement by and between the Lenders and GBC dated as of July 28, 2023 (the “GBC Subordination Agreement”) for the purposes of subordinating the right to payment under the Note to GBC’s indebtedness by the Company then incurred and outstanding or thereinafter incurred.

The Subordinated LOC includes customary representations, warranties and covenants by the Company and the Lenders. The Company has also agreed to pay the legal fees of Cleveland’s counsel in an amount up to $10,000. In addition, each Note also provides that, upon the occurrence of a Default, at the option of the Lenders, the entire outstanding principal balance, all accrued but unpaid interest and/or Late Charges (as defined in the Note) at once will become due and payable upon written notice to the Company by the Lenders.

In connection with entry into the Subordinated LOC, the Company paid to each Lender a one-time commitment fee in cash equal to 3.5% of such Lender’s Commitment Amount. In addition, in consideration of the Lenders’ commitment to provide the Advances to the Company, the Company issued the Lenders five-year warrants to purchase an aggregate of 128,000 shares of common stock at an exercise price of $2.53 per share that are, subject to certain ownership limitations, exercisable immediately (the “Warrants”) (the number of warrants issued to each Lender is equal to the product of (i) 160,000 shares of common stock multiplied by (ii) the ratio represented by each Lender’s Commitment Amount divided by the $5,000,000).

Pursuant to a selling agreement, dated as of May 11, 2022, the Company retained HPO as its placement agent in connection with the Subordinated LOC. As compensation for services rendered in conjunction with the Subordinated LOC, the Company paid HPO a finder fee equal to 3% of the Commitment Amount from each such Lender placed by HPO in cash.

On November 2, 2023, the Subordinated LOC was terminated. There were no borrowings or amounts outstanding under the Subordinated LOC at any time during the year ended June 30, 2024.